Recoverable taxes, fees and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 2,050,592	R$ 1,853,456
Current portion	(1,138,888)	(946,103)
Non-current portion	911,704	907,353
ICMS [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	1,255,059	1,235,119
PIS And COFINS [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	556,036	330,019
IRRF Withholding Income Tax On Interest Earning Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	30,019	93,008
Recoverable ISS [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	109,314	109,314
Other [Member]
IfrsStatementLineItems [Line Items]
Recoverable direct taxes, charges and contributions	R$ 100,164	R$ 85,996